SUBSEQUENT EVENTS - Warrant Agreement (Details)	Jan. 23, 2024 day $ / shares shares	Dec. 31, 2023 $ / shares shares
Subsequent Event [Line Items]
Warrant outstanding (in shares)		14,900,000
Common stock issued per warrant exercised (in shares)		1
Exercise price of warrants (in dollars per share) | $ / shares		$ 11.50
Subsequent Event
Subsequent Event [Line Items]
Warrant outstanding (in shares)	180,241,211
Warrant Tranche 1 | Subsequent Event
Subsequent Event [Line Items]
Warrant outstanding (in shares)	98,313,313
Common stock issued per warrant exercised (in shares)	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 6.81
Common stock issued per warrant exercised (in shares)	0.253244
Warrant Tranche 1 | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Common stock issued per warrant exercised (in shares)	1
Warrant Tranche 2 | Subsequent Event
Subsequent Event [Line Items]
Warrant outstanding (in shares)	81,927,898
Common stock issued per warrant exercised (in shares)	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.01
Common stock issued per warrant exercised (in shares)	0.211037
Redemption of warrants or rights, stock price trigger (in dollars per share) | $ / shares	$ 8.72
Threshold trading days following the date on which the notice of redemption is sent | day	20
Warrant Tranche 2 | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Common stock issued per warrant exercised (in shares)	1